Note 6 - Exploratory Well Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Capitalized Exploratory Well Costs, Roll Forward [Table Text Block]
Six Months Ended June 30, 2021
Beginning capitalized exploratory well costs	$32,592
Additions to exploratory well costs	75,289
Reclassification to proved properties	(106,749)
Exploratory well costs charged to exploration and abandonment expense	-
Ending capitalized exploratory well costs	$1,132

	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, through December 31, 2020	January 1, through August 21, 2020	Year Ended December 31, 2019

Beginning capitalized exploratory well costs	$41,524	$11,427	$-
Additions to exploratory well costs pending the determination of proved reserves	53,462	48,169	58,435
Reclassification due to determination of proved reserves	(62,394)	(18,072)	(47,008)
Exploratory well costs charged to exploration and abandonment expense	-	-	-
Ending capitalized exploratory well costs	$32,592	$41,524	$11,427